FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: March 31, 2007
                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one):
                              |_| is a restatement
                              |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Stark Event Management LLC
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Daniel J. McNally
Title:      General Counsel
Phone:      (414) 294-7000

Signature, Place and Date of Signing:

 /s/  Daniel J. McNally        St. Francis, Wisconsin            May 14, 2007
-----------------------       ------------------------        ------------------
      (Signature)                  (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:        $111,514 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:               None

                                General Holdings

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                                                                       Form 13F
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     Column 1                        Column 2   Column 3  Column 4        Column 5       Column 6    Column 7          Column 8
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     Name of                         Title of     CUSIP     Value   Shrs or   SH/  Put/ Investment    Other       Voting Authority
      Issuer                           Class              (X$1000)  Prn Amt   PRN  Call Discretion  Managers
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                                                                                                               Sole     Shared  None
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
ALTRIA GROUP INC                     Common    02209S103    $9,057 103,142    SH          Sole                 103,142
AK STEEL HOLDING CORP                Common    001547108    $2,933 125,375    SH          Sole                 125,375
AMR CORP                             Common    001765106      $141   4,644    SH          Sole                   4,644
AMR CORP                             Option    001765906    $2,826  46,446         Call   Sole                  46,446
Apache Corp                          Common    037411105    $2,592  36,661    SH          Sole                  36,661
ARCELOR MITTAL                       Common    03937E101      $344   6,500    SH          Sole                   6,500
BANCO FRANCES                        Common    07329M100       $10     813    SH          Sole                     813
BANCO MARCO SA- ADR                  Common    05961W105       $64   1,872    SH          Sole                   1,872
BERRY PETROLEUM CO.                  Common    085789105       $93   3,029    SH          Sole                   3,029
CHESAPEAKE ENERGY CORP               Option    165167907    $4,277 138,001         Call   Sole                 138,001
COMCAST CORP                         Common    20030N101    $1,184  45,642    SH          Sole                  45,642
CONTINENTAL AIRLINES                 Common    210795308      $139   3,809    SH          Sole                   3,809
Dominion Resources Inc/VA            Common    25746U109      $985  11,091    SH          Sole                  11,091
EDISON INTERNATIONAL INC             Common    281020107      $245   4,996    SH          Sole                   4,996
Energy Conversion Devices            Common    292659109    $1,085  31,066    SH          Sole                  31,066
Energy Partners Ltd                  Common    29270U105      $118   6,500    SH          Sole                   6,500
Exelon Corp                          Option    30161N901    $5,428  39,040         Call   Sole                  39,040
FOUNDATION COAL HLDGS INC COM        Common    35039W100      $773  22,500    SH          Sole                  22,500
FREEPORT-MCMORAN C & G               Common    35671D857    $4,807  72,623    SH          Sole                  72,623
FreightCar America                   Common    357023100      $423   8,775    SH          Sole                   8,775
GRUPO FINANCIARO GALICIA
  S A SP ADR 10                      Common    399909100       $78   7,470    SH          Sole                   7,470
Hawaiian Holdings Inc.               Common    419879101      $177  56,197    SH          Sole                  56,197
HORIZON OFFSHORE INC COM             Common    44043J204      $141   9,750    SH          Sole                   9,750
ISH MSCI BRAZIL                      Common    464286400    $6,556 133,205    SH          Sole                 133,205
ISH MSCI BRAZIL                      Option    464286900   $16,065 326,400         Call   Sole                 326,400
McDermott International Inc          Common    580037109      $485   9,903    SH          Sole                   9,903
McDermott International Inc          Option    580037909    $1,763  36,000         Call   Sole                  36,000
MIRANT CORP                          Common    60467R100      $397   9,805    SH          Sole                   9,805
NABORS INDUSTRIES LTD                Common    G6359F103       $95   3,200    SH          Sole                   3,200
PEABODY ENERGY CORP                  Common    704549104      $822  20,418    SH          Sole                  20,418
PEABODY ENERGY CORP                  Option    704549904    $1,489  37,000         Call   Sole                  37,000
PRIDE INTERNATIONAL INC              Common    74153Q102    $5,036 167,324    SH          Sole                 167,324
RANGE RESOURCES CORP                 Common    75281A109      $435  13,025    SH          Sole                  13,025
Realogy Corp                         Common    75605E100    $5,446 183,934    SH          Sole                 183,934
Reliance Steel & Aluminum Co         Common    759509102    $1,867  38,583    SH          Sole                  38,583
SPDR Trust Series 1                  Common    78462F103    $1,629  11,475    SH          Sole                  11,475
SUNTECH POWER HOLDINGS               Common    86800C104      $339   9,788    SH          Sole                   9,788
TIME WARNER CABLE CL A- W/I
  (escrow shar                       Common    88732J108   $13,696  12,834    SH          Sole                  12,834
TRANSOCEAN INC                       Common    G90078109      $531   6,500    SH          Sole                   6,500
TRANSPORTADORA DE GAS DEL SUR        Common    893870204        $4     559    SH          Sole                     559
UAL CORP                             Common    902549807       $27     696    SH          Sole                     696
Ultra Petroleum Corp                 Common    903914109      $613  11,533    SH          Sole                  11,533
VALASSIS COMMUNICATIONS              Common    918866104    $1,857 108,004    SH          Sole                 108,004
VALERO ENERGY CORP                   Option    91913Y900   $10,802 135,033         Call   Sole                 135,033
WINN-DIXIE STORES INC                Common    974280307      $224  12,679    SH          Sole                  12,679
Witness Systems, Inc.                Common    977424100      $723  26,813    SH          Sole                  26,813
XLE ENERGY SELECT SECTOR SPDR        Common    81369Y506    $2,305  38,260    SH          Sole                  38,260
XLE ENERGY SELECT SECTOR SPDR        Common    81369Y506      $389   6,460    SH          Sole                   6,460
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